Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2016
Property Plant And Equipment [Abstract]
Composition of Assets Grouped by Major Classifications
a.	Composition of assets grouped by major classifications are as follows:

	March 31,
	2016	2015
Cost:
Land	$7,667	$8,454
Buildings	151,054	147,293
Leasehold improvements	2,299	2,289
Machinery and equipment	176,852	173,981
Computer equipment	29,112	28,308
Motor vehicles	232	235
Furniture, fixtures and office equipment	9,355	9,006
	376,571	369,566
Accumulated depreciation and impairment charges:
Buildings	$54,440	$55,037
Leasehold improvements	1,326	1,216
Machinery and equipment	125,822	125,484
Computer equipment	27,568	27,017
Motor vehicles	200	185
Furniture, fixtures and office equipment	7,756	7,582
	217,112	216,521
Depreciated cost	$159,459	$153,045